INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Taxes

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Cayman Islands	(179,348)	(162,884)	(166,710)	(24,245)
British Virgin Islands	(31)	(3)	-	-
USA	(3,809)	(4,703)	(4,058)	(590)
Hong Kong	(10,524)	(10,922)	(7,740)	(1,126)
Japan	-	(174)	(1,592)	(232)
Malta	-	(4,321)	(7,949)	(1,156)
Curacao	-	7,449	(12,752)	(1,855)
Cyprus	-	(13)	(8)	(1)
Australia	-	-	-	-
PRC	(14,104)	(169,923)	(290,530)	(42,256)
				-
	(207,816)	(345,494)	(491,339)	(71,461)

Schedule of Current and Deferred Components

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current tax (expense) benefit	(3,553)	15,935	19,258	2,801
Deferred tax benefit (expense)	1,410	(1,910)	344	50

Income tax (expense) benefit	(2,143)	14,025	19,602	2,851

Reconciliation of Tax Computed Applying Statutory Income Tax Rate

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

loss before income taxes	(207,816)	(345,494)	(491,339)	(71,461)
Income tax computed at applicable tax rates (25%)	(51,954)	(86,374)	(122,835)	(17,866)
Effect of different tax rates in different jurisdictions	4,743	693	979	142
Non-deductible expenses	54,588	92,960	127,291	18,514
Effect of tax rate changes	(1,841)	-	-	-
Change in valuation allowance	(5,144)	-	1,637	238
Changes in interest and penalties on unrecognized tax position	3,105	5,098	-	-
Effect of EIT reversal for previous years	2,760	(19,704)	(20,726)	(3,014)
Research and development super-deduction	(2,947)	(6,692)	(5,942)	(864)
Others	(1,167)	(6)	(6)	(1)
	2,143	(14,025)	(19,602)	(2,851)

Schedule of Unrecognized Tax Benefits Reconciliation

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Balance at beginning of year	42,983	38,457	24,298	3,534
Increase relating to current year tax positions	3,630	5,194	-	-
Decrease relating to prior year tax positions	(3,204)	(1,595)	(7,420)	(1,079)
Decrease relating to expiration of applicable statute of limitations	(4,952)	(17,758)	(14,745)	(2,145)

Balance at end of year	38,457	24,298	2,133	310

Components of Deferred Taxes

	2017	2018	2018
	RMB	RMB	US$

Deferred tax assets
Advertising expenditure deductible in future years	61,191	63,386	9,219
Deferred revenue	307	306	45
Deferred government grants	2,417	2,417	352
Loss from equity method investment	203	203	30
Bad debt provision	5,097	5,097	741
Accrued rental expense	817	817	119
Impairment loss	1,250	1,250	182
Net operating losses (“NOLs”)	34,700	109,850	15,977
Less: valuation allowance	(105,982)	(183,326)	(26,665)

Total deferred tax assets, net	-	-	-

Deferred tax liabilities
Apps and other licenses arisen from business combination	(6,754)	(7,744)	(1,126)

Total deferred tax liabilities	(6,754)	(7,744)	(1,126)